MoA Clear Passage 2055 Fund Average Annual Total Returns		12 Months Ended	51 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	15.81%	15.81%	14.53%	14.47%	14.85%	13.10%
Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(2.01%)	(0.33%)	1.31%	0.88%	1.35%
FTSE 3-month Treasury Bill Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.45%		2.76%	2.54%	2.47%	2.15%	1.79%
MoA Clear Passage 2055 Fund
Prospectus [Line Items]
Average Annual Return, Percent		15.66%			10.05%		10.29%
Performance Inception Date	Oct. 01, 2016
MoA Clear Passage 2055 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.67%			7.73%		8.70%
MoA Clear Passage 2055 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.47%			7.24%		8.03%